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                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549



                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY


           Investment Company Act File Number: 811-05807

		     NAIC Growth Fund, Inc.
       (Exact name of registrant as specified in charter)

                       711 W. 13 Mile Rd.
                   Madison Heights, MI 48071
      (Address of principal executive offices) (zip code)


                 Kenneth S. Janke, President
                   NAIC Growth Fund, Inc.
                    711 W. 13 Mile Road
                 Madison Heights, MI 48071
                      (248) 583-6242
            (Name and address of agent for service)





Registrant's telephone number, including area code: (248) 583-6242

Date of fiscal year end: 12-31

Date of reporting period: 7-1-2004 thru 6-30-2005

Issuer: Abbott Laboratories   Ticker Symbol: ABT  Cusip: 002824100
Shareholder Meeting Date: 04-22-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management

Ratification of Deloitte & Touche LLP as auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

The Board of Directors recommended that you vote"AGAINST" items 3, 4, 5, 6, 7, and 8.

3 - Shareholder Proposal - Executive Compensation

4 - Shareholder Proposal - Performance Based Options

5 - Shareholder Proposal - In Vitro Testing

6 - Shareholder Proposal - Political Contributions

7 - Shareholder Proposal - HIV/AIDS-TB-Malaria Pandemics

8 - Shareholder Proposal - Separating the Roles of Chair and CEO

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: Aflac Incorporated   Ticker Symbol: AFL   Cusip: 001055102
Shareholder Meeting Date: 05-02-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of KPMG LLP as an independent registered public accounting firm, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: Avery Dennison Corporation  Ticker Symbol: AVY
Cusip: 053611109
Shareholder Meeting Date: 04-28-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Pricewaterhousecoopers LLP as the company's independent auditors for the current fiscal year, which ends on December 31, 2005, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Approval of the amended and restated employee stock option and incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.



Issuer: Biomet Incorporated Ticker Symbol: BMET Cusip: 090613100 Shareholder Meeting Date: 09-18-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the selection of ERNST & YOUNG LLP as independent public accountants for the company for the fiscal year ending
May 31, 2005, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: Carlisle Companies Incorporated   Ticker Symbol: CSL
Cusip:  142339100
Shareholder Meeting Date: 04-20-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approve the Company's Amended and Restated Nonemployee Director
Equity Plan (formerly the Nonemployee Director Stock Option Plan), proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: CIT Group Incorporated   Ticker Symbol: CIT  Cusip: 125581108
Shareholder Meeting Date: 05-11-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of Pricewaterhousecoopers LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

To transact such other business that may come before the meeting, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.



Issuer: Citigroup Incorporated    Ticker Symbol: CCI
Cusip: 172967101
Shareholder Meeting Date: 04-19-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratify the selection of KPMG LLP as Citigroup's independent registered public accounting firm for 2005, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Proposal to approve the amended and restated Citigroup 1999 stock incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" each of proposals 4-10.

4 - Stockholder proposal requesting a curb on executive compensation, no future stock option grants and no renewals or extensions of option plans.

5 - Stockholder proposal requesting a report on political contributions.

6 - Stockholder proposal requesting that the Chairman of the Board have no management duties, titles or responsibilities.

7 - Stockholder proposal requesting that CEO compensation be limited to no more than 100 times the average compensation paid to the company's non-managerial workers unless prior stockholder approval is granted.

8 - Stockholder proposal requesting election of director nominees by a majority of votes cast.

9 - Stockholder proposal requesting a by-law amendment prohibiting the payment of non-deductible compensation to any officer unless prior stockholder approval is granted.

10- Stockholder proposal requesting that a simple majority vote apply on each issue that can be subject to a shareholder vote.

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: Colgate-Palmolive Company    Ticker Symbol: CL
Cusip: 194162103
Shareholder Meeting Date: 05-04-2005

Director election, proposed by the isser, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratify the selection of Pricewaterhousecoopers LLP as an independent registered public accounting firm, proposed by the issuer, a vote
FOR the ratification was cast by the Fund as recommended by management.

Approval of the company's 2005 employee stock option plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the company's 2005 non-employee director stock option plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" proposal 5.

5 - Stockholder proposal on executive compensation.

Item 5 was a vote AGAINST shareowner proposal by the Fund.


Issuer: Comerica Incorporated   Ticker Symbol: CMA
Cusip: 200340107
Shareholder Meeting Date: 05-17-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.



Issuer: ConAgra Foods, Incorporated  Ticker Symbol: CAG.N
Cusip: 205887102
Shareholder Meeting Date: 09-23-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratify the appointment of independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approve the Conagra Foods Executive Incentive Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" item 4

4 - Stockholder proposal - suspension of all stock grants for directors and senior executive officers.

Item 4 was a vote AGAINST the shareowner proposal by the Fund.


Issuer: Diebold Incorporated    Ticker Symbol:DBD
Cusip: 253651103
Shareholder Meeting Date: 04-28-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

To ratify the appointment of KPMG LLP as independent auditors for the year 2005, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To vote upon the approval of the Corporation's annual cash bonus plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Donaldson Company, Incorporated  Ticker Symbol: DCI
Cusip: 257651109
Shareholder Meeting Date: 11-19-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Pricewaterhousecoopers LLP as independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Emerson Electric Company   Ticker SymboL: EMR
Cusip: 291011104
Shareholder Meeting Date: 02-01-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

2 - Approval of the Emerson Electric Co. restricted stock plan for non-management directors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

3 - Reapproval of performance measures under the Emerson Electric Co. annual incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

4 - Ratification of independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Management recommended a vote "AGAINST" the following:

5 - The stockholder proposal on sexual orientation described in the proxy statement.

Proposal 5 was a vote AGAINST the shareowner proposal by the Fund.


Issuer: First Industrial Realty Trust Incorporated   Ticker Symbol: FR
Cusip: 32054K103
Shareholder Meeting Date: 05-18-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: General Electric Company  Ticker Symbol: GE
Cusip: 369604103
Shareholder Meeting Date: 04-27-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of selection of independent auditor, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" shareowner proposals 1 through 7.

1 - Cumulative Voting.

2 - Report on Nuclear Risk.

3 - Report on PCB Cleanup Costs.

4 - Curb over-extended directors.

5 - Report on Sustainability.

6 - Disclose Political Contributions.

7 - Animal testing.

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: H.J. Heinz Company   Ticker Symbol: HNZ   Cusip: 423074103
Shareholder Meeting Date: 08-23-05

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Shareholder proposal recommending hiring an investment bank to explore the sale of the company, proposed by the issuer, a vote
AGAINST the proposal was cast by the Fund.

Shareholder proposal recommending that the Board of Directors adopt a simple majority vote on each issue subject to shareholder vote except election of directors, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund.


Issuer: Huntington Bancshares Incorporated   Ticker Symbol: HBAN
Cusip: 446150104
Shareholder Meeting Date: 04-27-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of appointment of Deloitte & Touche LLP to serve as independent auditors for the corporation for the year 2005, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Issuer: Johnson & Johnson   Ticker Symbol:JNJ   Cusip: 478160104
Shareholder Meeting Date: 04-28-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of 2005 long-term incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of appointment of Pricewaterhousecoopers as independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Johnson Controls, Incorporated  Ticker Symbol: JCI
Cusip: 478366107
Shareholder Meeting Date: 01-26-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of Pricewaterhousecoopers LLP as independent auditors for 2005, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: JPMorgan Chase & Company   Ticker Symbol: ONE
Cusip: 46625H100
Shareholder Meeting Date: 05-17-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Appointment of an independent registered public accounting firm, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of 2005 Long-Term incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" items 4 through 7.

4 - Director term limits.

5 - Separation of Chairman and CEO.

6 - Competitive pay.

7 - Recoup unearned management bonuses.

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: McCormick & Company - "Non Voting Stock"


Issuer: Merck & Company, Incorporated    Ticker Symbol: MRK
Cusip: 589331107
Shareholder Meeting Date: 04-26-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of the company's independent registered public accounting firm for 2005, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" items 3 through 9.

3 - Stockholder proposal concerning stock option awards.

4 - Stockholder proposal concerning subjecting non-deductible executive compensation to shareholder vote.

5 - Stockholder proposal concerning elimination of animal-based test methods.

6 - Stockholder proposal concerning separating the roles of Board Chair and CEO.

7 - Stockholder proposal concerning availability of company products to Canadian wholesalers.

8 - Stockholder proposal concerning use of shareholder resources for political purposes.

9 - Stockholder proposal concerning a report related to the Global
   HIV\AIDS-TB-Malaria Pandemics.

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: Newell Rubbermaid Incorporated   Ticker SymboL: NWL
Cusip: 651229106
Shareholder Meeting Date: 05-11-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young LLP as an independent registered public accounting firm for the year 2005, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Approval of the stockholder proposal concerning classified Board of Directors, if properly presented at the annual meeting, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: O'Reilly Automotive, Incorporated   Ticker Symbol: ORLY
Cusip: 686091109
Shareholder Meeting Date: 05-03-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young, LLP as independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval to amend and restate the 2003 employee stock option plan to the 2003 incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval to amend and restate the 2003 director stock option plan, proposed by the issuer, a vote FOR the prposal was cast by the Fund as recommended by management.

Approval to amend the company's amended and restated articles of incorporation, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.



Issuer: Pentair, Incorporated   Ticker Symbol: PNTA   Cusip: 709631105
Shareholder Meeting Date: 04-29-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of appointment of Deloitte & Touche LLP as independent auditors of the company for 2005, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: PepsiCo, Incorporated   Ticker Symbol: PEP   Cusip: 713448108
Shareholder Meeting Date: 05-04-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of KPMG LLP as independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" item no. 3.

3- Shareholder proposal of political contributions.

Item 3 was a vote AGAINST the shareowner proposal by the Fund.



Issuer: Pfizer Incorporated  Ticker Symbol: PFE
Cusip: 717081103
Shareholder Meeting Date: 04-28-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

A proposal to ratify the appointment of KPMG LLP as independent registered public accounting firm for 2005, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" items 3, 4, 5,
6, 7 and 8.

3 - Shareholder proposal relating to term limits for directors.

4 - Shareholder proposal requesting a report on increasing access to Pfizer products.

5 - Shareholder proposal relating to importation of prescription drugs.

6 - Shareholder proposal relating to political contributions.

7 - Shareholder proposal relating to product availability in Canada.

8 - Shareholder proposal relating to the separation of the roles of Chair and CEO and access to pharmaceutical products.

All were a vote AGAINST shareowner proposals by the Fund.



Issuer: RPM International Incorporated  Ticker Symbol: RPOW
Cusip: 749685103
Shareholder Meeting Date: 10-08-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approve and Adopt the RPM International Inc. 2004 Omnibus Equity and Incentive Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approve and Adopt Amendment No. 2 to the RPM International Inc. Incentive Compensation Plan to provide for an increase in the aggregate bonus award pool available to participants from 1.3% to 1.5% of the company's pre-tax income, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Sigma-Aldrich Corporation   Ticker Symbol: SIAL
Cusip: 826552101
Shareholder Meeting Date: 05-03-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of KPMG LLP as the company's independent registered public accountant for 2005, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.



Issuer: State Street Corporation   Ticker Symbol: STT
Cusip: 857477103
Shareholder Meeting Date: 04/20/2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

To ratify the selection of Ernst & Young LLP as the company's independent registered public accounting firm for 2005, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: Stryker Corporation   Ticker Symbol: STRY   Cusip: 863667101
Shareholder Meeting Date: 04-26-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.


Issuer: Synovus Financial Corporation   Ticker Symbol: SNV
Cusip: 87161C105
Shareholder Meeting Date: 04-28-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

To ratify the appointment of KPMG LLP as Synovus' independent auditor, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.



Issuer: Sysco Corporation  Ticker Symbol: SYY  Cusip: 871829107
Shareholder Meeting Date: 11-12-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young LLP as independent accountants for fiscal 2005, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Approval of the 2004 stock option plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the payment of compensation to certain executive officers under the 2004 long-term incentive cash plan pursuant to section 162(M) of the internal revenue code, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Shareholder proposal requesting that the board review the company's policies for food products containing genetically engineered ingredients and report to shareholders within six months, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund.


Issuer: Teleflex Incorporated   Ticker Symbol:TFX   Cusip: 879369106
Shareholder Meeting Date: 04-29-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Pricewaterhousecoopers LLP as independent auditors for the company for the year 2005, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: Washington Mutual, Incorporated   Ticker Symbol: WM
Cusip: 939322103
Shareholder Meeting Date: 04-19-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Deloitte & Touche LLP as the company's independent auditors for 2005, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: Wendy's International, Incorporated   Ticker Symbol: WEN
Cusip: 950590109
Shareholder Meeting Date: 04-28-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the selection of Pricewaterhousecoopers LLP as the independent registered public accounting firm of the company for the current year, proposed by the issuer, a vote for the ratification was cast by the Fund as recommended by management.

Approval of the shareholder proposal regarding a report on genetically engineered products, proposed by the issuer, a vote
AGAINST the proposal was cast by the Fund.

Approval of the shareholder proposal regarding a report on the feasibility of controlled-atmosphere killing of chickens by suppliers, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund.







SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC Growth Fund, Inc.

By /s/ Kenneth S. Janke
----------------------------
Kenneth S. Janke, President
Date: 08/25/2005